Fair value disclosures (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and liabilities measured on a recurring basis at fair value
Assets and liabilities measured on a recurring basis at fair value, primarily related to Financial Products, included in Statement 3 as of December 31, 2015 and 2014 are summarized below:

	December 31, 2015
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$9	$—	$—	$9
Other U.S. and non-U.S. government bonds	—	72	—	72

Corporate bonds
Corporate bonds	—	708	—	708
Asset-backed securities	—	129	—	129

Mortgage-backed debt securities
U.S. governmental agency	—	292	—	292
Residential	—	12	—	12
Commercial	—	61	—	61

Equity securities
Large capitalization value	273	—	—	273
REIT	—	—	25	25
Smaller company growth	54	—	—	54
Total available-for-sale securities	336	1,274	25	1,635

Derivative financial instruments, net	—	49	—	49
Total Assets	$336	$1,323	$25	$1,684

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	94	—	94

Corporate bonds
Corporate bonds	—	693	—	693
Asset-backed securities	—	105	—	105

Mortgage-backed debt securities
U.S. governmental agency	—	294	—	294
Residential	—	15	—	15
Commercial	—	67	—	67

Equity securities
Large capitalization value	233	—	—	233
Smaller company growth	43	—	—	43
Total available-for-sale securities	286	1,268	—	1,554

Total Assets	$286	$1,268	$—	$1,554

Liabilities
Derivative financial instruments, net	$—	$86	$—	$86
Total Liabilities	$—	$86	$—	$86

Roll-forward of REIT investments
A roll-forward of our REIT investment for the year ended December 31, 2015 is as follows:

(Millions of dollars)	REIT
Balance at December 31, 2014	$—
Purchases of securities	25
Sale of securities	—
Gains (losses) included in Accumulated other comprehensive income (loss)	—
Balance at December 31, 2015	$25

Fair values of financial instruments
Please refer to the table below for the fair values of our financial instruments.

TABLE III—Fair Values of Financial Instruments
	2015		2014
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Fair Value Levels	Reference
Assets at December 31,
Cash and short-term investments	$6,460	$6,460	$7,341	$7,341	1	Statement 3
Restricted cash and short-term investments	52	52	62	62	1	Statement 3
Available-for-sale securities	1,635	1,635	1,554	1,554	1, 2 & 3	Notes 11 & 19
Finance receivables–net (excluding finance leases 1)	16,515	16,551	16,426	16,159	3	Notes 6 & 19
Wholesale inventory receivables–net (excluding finance leases 1)	1,821	1,775	1,774	1,700	3	Notes 6 & 19
Foreign currency contracts–net	13	13	—	—	2	Notes 3 & 19
Interest rate swaps–net	48	48	71	71	2	Notes 3 & 19

Liabilities at December 31,
Short-term borrowings	6,967	6,967	4,708	4,708	1	Note 13
Long-term debt (including amounts due within one year):
Machinery, Energy & Transportation	9,477	10,691	9,955	11,973	2	Note 14
Financial Products	21,569	21,904	24,532	25,103	2	Note 14
Foreign currency contracts–net	—	—	143	143	2	Notes 3 & 19
Commodity contracts–net	12	12	14	14	2	Notes 3 & 19
Guarantees	12	12	12	12	3	Note 21

[1]	Total excluded items have a net carrying value at December 31, 2015 and 2014 of $6,452 million and $7,638 million, respectively.